Related Parties (Details) - Schedule of Balances with the Related Parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances with the Related Parties [Abstract]
Employees and payroll accruals	$ 114	$ 8